Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits	$ 8,516	$ 8,489	$ 8,388	$ 9,068
Deposits		100,000	100,000	100,000
Goodwill			6,580,660	6,580,660
Property and equipment	14,960	93,973	157,470	293,934
Intangible assets		6,393,364		9,172,507
Canada [Member]
Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits	8,516	8,489	8,388	9,068
Deposits
Goodwill
Property and equipment
Intangible assets
USA [Member]
Geographical Segmented Information (Details) - Schedule of Identifiable Assets by Geographic Segments [Line Items]
Restricted deposits
Deposits		100,000	100,000	100,000
Goodwill			6,580,660	6,580,660
Property and equipment	$ 14,960	93,973	$ 157,470	293,934
Intangible assets		$ 6,393,364		$ 9,172,507